GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net [Abstract]
Schedule of changes in goodwill
Balance as of December 31, 2023	$247,975

Measurement period adjustment	$(889)

Balance as of December 31, 2024	$247,086

Acquisition of Greenbids	$18,980

Balance as of December 31, 2025	$266,066

Schedule of intangible assets
	December 31, 2024	Additions	Amortization	December 31, 2025

Acquired technology	$124,847	$31,013	$-	$155,860
Accumulated amortization	(62,763)	-	(12,448)	(75,211)
Impairment	(8,749)	-	-	(8,749)
Write-off due to restructuring	(3,384)		-	(3,384)
Acquired technology, net	49,951	31,013	(12,448)	68,516

Customer relationships	57,750	4,492	-	62,242
Accumulated amortization	(29,199)	-	(2,489)	(31,688)
Impairment	(10,426)	-	-	(10,426)
Write-off due to restructuring	(1,984)		-	(1,984)
Customer relationships, net	16,141	4,492	(2,489)	18,144

Tradename and other	21,661	-	-	21,661
Accumulated amortization	(13,726)	-	(316)	(14,042)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	2,825	-	(316)	2,509

Intangible assets, net	$68,917	$35,505	$(15,253)	$89,169
	December 31, 2023	Write-off	Amortization	December 31, 2024

Acquired technology	$124,847	$-	$-	$124,847
Accumulated amortization	(51,106)	-	(11,657)	(62,763)
Impairment	(8,749)	-	-	(8,749)
Write-off due to restructuring	-	(3,384)	-	(3,384)
Acquired technology, net	64,992	(3,384)	(11,657)	49,951

Customer relationships	57,750	-	-	57,750
Accumulated amortization	(27,056)	-	(2,143)	(29,199)
Impairment	(10,426)	-	-	(10,426)
Write-off due to restructuring	-	(1,984)	-	(1,984)
Customer relationships, net	20,268	(1,984)	(2,143)	16,141

Tradename and other	21,661	-	-	21,661
Accumulated amortization	(13,159)	-	(567)	(13,726)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	3,392	-	(567)	2,825

Intangible assets, net	$88,652	$(5,368)	$(14,367)	$68,917

Schedule of estimated useful life of the intangible assets
	Weighted average useful life	Estimated useful life
Acquired technology	7 years	5-7 years
Customer relationship	12 years	8-15 years
Tradename	10 years	10 years

Schedule of estimated future amortization expense
2026	$16,804
2027	16,721
2028	15,377
2029	11,269
2030	10,371
Thereafter	18,627

$89,169